Stock option plan (Details Textuals) R$ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity value | $					$ 620
Capital contribution/ Exercise of stock option | R$		R$ 276	R$ 0	R$ 21,571
LinkAPI Tecnologia S.A.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum Vesting Period		3 years
Percentage options exercise after 12 months vesting period		25.00%
Percentage options exercise after 24 months vesting period		30.00%
Percentage options exercise after 34 months vesting period		45.00%
Description of maximum term of options granted for share-based payment arrangement		5 years
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | R$		R$ 4,025	R$ 7,757
Number of share options exercised in share-based payment arrangement	[1]	5,063	54,570
Number of share options granted in share-based payment arrangement		14,300	24,900	10,000
Number of Share Options vested in share based payment arrangement		6,760	3,850
Number of Share Options unvested in share based payment arrangement		7,540	21,050
Remaining unrecognized compensation cost related to unvested stock options | R$		R$ 6,774	R$ 14,289
Estimated remaining graded period to recognized cost		3 years
Option plan | LinkAPI Tecnologia S.A.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | R$		R$ 6,442
Option plan | Preferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement			45,000
Option plan | Preferred shares | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted		55.00%
Risk free interest rate, share options granted		6.90%
Option plan | Preferred shares | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted		60.00%
Risk free interest rate, share options granted		8.10%

[1]	Exercise of vested options by participants in the Stock Option Plan, in accordance with the Plan’s predetermined rules. For the period ended December 31, 2022, the Group received R$276 regarding the exercise of 5,063 options.